Shareholder's Equity - Schedule of Option Activity (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2017
Equity [Abstract]
Number of options outstanding at beginning of period		2,375,812
Number of options, granted		30,000
Number of options, exercised		(38,222)
Number of options, forfeited		(25,643)
Number of options outstanding at end of period		2,341,947	2,375,812
Number of options exercisable		824,699
Weighted average exercise price - options outstanding at beginning of period		$ 4.32
Weighted average exercise price - options, granted	$ 1.88	4.92	$ 3.11	$ 1.66
Weighted average exercise price - options, exercised		2.87
Weighted average exercise price - options, forfeited		4.87
Weighted average exercise price - options, outstanding at end of period		4.52	$ 4.32
Weighted average exercise price exercisable		$ 4.37
Weighted average remaining contractual life - options outstanding at beginning of period		9 years 2 months 12 days
Weighted average remaining contractual life - options outstanding at ending of period		8 years 8 months 12 days	1 year 9 months 18 days
Weighted average remaining contractual life - options exercisable		7 years 10 months 25 days
Aggregate intrinsic value at beginning of period		$ 523,820
Aggregate intrinsic value, Exercised		(81,051)
Aggregate intrinsic value at end of period		442,769	$ 523,820
Aggregate intrinsic value exercisable		$ 246,834